Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Components of Long-Term Debt
Long-term debt consists of the following:

As of December 31	2016	2017
(in millions)	EUR	EUR

EUR 600 million 5.75 percent senior notes due 2017, carrying amount	243.3	—
EUR 500 million 0.625 percent senior notes due 2022, carrying amount	489.5	487.8
EUR 750 million 3.375 percent senior notes due 2023, carrying amount	842.3	820.6
EUR 1,000 million 1.375 percent senior notes due 2026, carrying amount	956.3	947.8
EUR 750 million 1.625 percent senior notes due 2027, carrying amount	746.3	732.1
Loan headquarter building [1]	26.6	25.2
Other	15.2	11.8
Long-term debt	3,319.5	3,025.3
Less: current portion of long-term debt	247.7	25.2
Non-current portion of long-term debt	3,071.8	3,000.1

1.	This loan relates to our variable interest entity, see Note 13 Property, plant and equipment.

Principal Repayments and Other Borrowing Arrangements
Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2017:

(in millions)	EUR
2018	28.0
2019	1.8
2020	1.8
2021	1.8
2022	501.8
Thereafter	2,500.4
Long-term debt	3,035.6
Less: current portion of long-term debt	28.0
Non-current portion of long-term debt	3,007.6

Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

As of December 31	2016	2017
(in millions)	EUR	EUR
Amortized cost amount	3,212.5	2,976.6
Fair value interest rate swaps [1]	65.1	11.7
Carrying amount	3,277.6	2,988.3

1.	The fair value of the interest rate swaps excludes accrued interest.

Estimated Fair Value of Eurobonds
The following table summarizes the estimated fair value of our Eurobonds:

As of December 31	2016	2017
(in millions)	EUR	EUR
Principal amount	3,238.2	3,000.0
Carrying amount	3,277.6	2,988.3
Fair value [1]	3,386.2	3,193.2

1.	Source: Bloomberg Finance LP.